Taxation (Details) - GBP (£) £ in Millions		6 Months Ended
	Jul. 02, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits
(Loss) profit before tax		£ (290)	£ 3,356
UK corporation tax thereon at 19 per cent (2018:19 per cent)		55	(638)
Impact of surcharge on banking profits		17	(241)
Non-deductible costs: conduct charges		(11)	(15)
Other non-deductible costs		(38)	(17)
Non-taxable income		53	32
Tax relief on coupons on other equity instruments		39	26
Tax-exempt gains on disposals			3
Tax losses where no deferred tax recognised		(5)	(3)
Remeasurement of deferred tax due to rate changes		440	(2)
Differences in overseas tax rates		10	(8)
Adjustments in respect of prior years		34	100
Tax credit (expense)		£ 594	£ (763)
Applicable tax rate		19.00%	19.00%
Restriction on use of capital tax losses	50.00%
Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits
Reduction in deferred tax asset	£ 14